PROSPECTUS SUPPLEMENT

Flexible Solutions® VUL – Millennium Series® • Park Avenue Life – Millennium Series® • Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® • Park Avenue Variable Universal Life (VUL) – Millennium Series® • Park Avenue Variable Universal Life (VUL) – 97 Form

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated April 30, 2012 to the prospectuses listed below.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated May 1, 2008 for Flexible Solutions® VUL – Millennium Series®, a variable universal life insurance policy issued through The Guardian Separate Account N;

(ii)	the Prospectus dated May 1, 2006 for Park Avenue Life – Millennium Series®, a variable universal life insurance policy issued through The Guardian Separate Account K;

(iii)

the Prospectus dated May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series®, a survivorship variable universal life insurance policy issued through The Guardian Separate Account N;

(iv)	the Prospectus dated May 1, 2006 for Park Avenue Variable Universal Life (VUL) – Millennium Series®, a variable universal life insurance policy issued through The Guardian Separate Account N;

(v)	the Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (VUL) – 97 Form, a variable universal life insurance policy issued through The Guardian Separate Account M.

Effective as of April 30, 2012 the RS Partners VIP Series has been liquidated and is no longer available as an investment option under the policies listed above.

Effective as of April 30, 2012, the Invesco V.I. Capital Appreciation Fund was merged into the Invesco Van Kampen V.I. Capital Growth Fund and its name was changed to the Invesco Van Kampen V.I. American Franchise Fund. The Invesco V.I. Capital Appreciation Fund is no longer available as an investment option under the Policies listed above and has been replaced by the Invesco Van Kampen V.I. American Franchise Fund.

Please refer to the prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

This Supplement should be retained with the Prospectus for future reference.

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